Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (391)	$ (105)	$ (782)	$ (10,058)